Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Legg Mason Global Asset Management Trust
Prospectus Date		rr_ProspectusDate	Feb. 01, 2015
Supplement [Text Block]		lmgamt4_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

QS BATTERYMARCH EMERGING MARKETS FUND,

EACH DATED FEBRUARY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a lower expense limitation for Class IS share of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	1.00	None	None	None	None	None
Small account fee[3]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees[4]	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.62	0.63	0.53[5]	0.93[5]	0.57[6]	0.66	0.62
Total annual fund operating expenses	1.72	2.48	1.63	2.28	2.42	1.51	1.47
Fees waived and/or expenses reimbursed[7]	(0.47)	(0.48)	(0.38)	(0.78)	(0.42)	(0.56)	(0.62)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25	2.00	1.25	1.50	2.00	0.95	0.85

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Management fees" have been restated to reflect the current management fees.

[5]	"Other expenses" for Class FI and Class R shares have been restated to exclude fees recaptured pursuant to the fund's expense limitation arrangements.

[6]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Acquired fund fees and expenses are subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. For the fiscal period ended September 30, 2014, amounts recaptured totaled 0.21% and 0.06% for Class FI and Class R shares, respectively, and these amounts are excluded from other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	1,043	1,413	2,451
Class C (with redemption at end of period)	303	727	1,278	2,781
Class C (without redemption at end of period)	203	727	1,278	2,781
Class FI (with or without redemption at end of period)	127	477	851	1,901
Class R (with or without redemption at end of period)	153	638	1,149	2,555
Class R1 (with or without redemption at end of period)	203	714	1,253	2,726
Class I (with or without redemption at end of period)	97	422	770	1,752
Class IS (with or without redemption at end of period)	87	404	744	1,705

QS Batterymarch Emerging Markets Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		lmgamt4_SupplementTextBlock

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS, PROSPECTUS

AND STATEMENT OF ADDITIONAL INFORMATION OF

QS BATTERYMARCH EMERGING MARKETS FUND,

EACH DATED FEBRUARY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund's Summary Prospectus and Prospectus titled "Fees and expenses of the fund" in order to disclose a lower expense limitation for Class IS share of the fund, which took effect as of August 3, 2015. Expense limitations relating to other share classes of the fund remain unchanged.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)[1]	None[2]	1.00	None	None	None	None	None
Small account fee[3]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees[4]	0.85	0.85	0.85	0.85	0.85	0.85	0.85
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	0.62	0.63	0.53[5]	0.93[5]	0.57[6]	0.66	0.62
Total annual fund operating expenses	1.72	2.48	1.63	2.28	2.42	1.51	1.47
Fees waived and/or expenses reimbursed[7]	(0.47)	(0.48)	(0.38)	(0.78)	(0.42)	(0.56)	(0.62)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.25	2.00	1.25	1.50	2.00	0.95	0.85

[1]	Maximum deferred sales charge (load) may be reduced over time.

[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.

[4]	"Management fees" have been restated to reflect the current management fees.

[5]	"Other expenses" for Class FI and Class R shares have been restated to exclude fees recaptured pursuant to the fund's expense limitation arrangements.

[6]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.

[7]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Acquired fund fees and expenses are subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. For the fiscal period ended September 30, 2014, amounts recaptured totaled 0.21% and 0.06% for Class FI and Class R shares, respectively, and these amounts are excluded from other expenses.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	695	1,043	1,413	2,451
Class C (with redemption at end of period)	303	727	1,278	2,781
Class C (without redemption at end of period)	203	727	1,278	2,781
Class FI (with or without redemption at end of period)	127	477	851	1,901
Class R (with or without redemption at end of period)	153	638	1,149	2,555
Class R1 (with or without redemption at end of period)	203	714	1,253	2,726
Class I (with or without redemption at end of period)	97	422	770	1,752
Class IS (with or without redemption at end of period)	87	404	744	1,705

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	"Management fees" have been restated to reflect the current management fees.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
QS Batterymarch Emerging Markets Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1],[2]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.72%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 695
3 years		rr_ExpenseExampleYear03	1,043
5 years		rr_ExpenseExampleYear05	1,413
10 years		rr_ExpenseExampleYear10	2,451
1 year		rr_ExpenseExampleNoRedemptionYear01	695
3 years		rr_ExpenseExampleNoRedemptionYear03	1,043
5 years		rr_ExpenseExampleNoRedemptionYear05	1,413
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,451
QS Batterymarch Emerging Markets Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	[3]	rr_MaximumAccountFee	$ 15
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.63%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.48%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.00%
1 year		rr_ExpenseExampleYear01	$ 303
3 years		rr_ExpenseExampleYear03	727
5 years		rr_ExpenseExampleYear05	1,278
10 years		rr_ExpenseExampleYear10	2,781
1 year		rr_ExpenseExampleNoRedemptionYear01	203
3 years		rr_ExpenseExampleNoRedemptionYear03	727
5 years		rr_ExpenseExampleNoRedemptionYear05	1,278
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,781
QS Batterymarch Emerging Markets Fund | Class FI
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[6]	rr_OtherExpensesOverAssets	0.53%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.63%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.25%
1 year		rr_ExpenseExampleYear01	$ 127
3 years		rr_ExpenseExampleYear03	477
5 years		rr_ExpenseExampleYear05	851
10 years		rr_ExpenseExampleYear10	1,901
1 year		rr_ExpenseExampleNoRedemptionYear01	127
3 years		rr_ExpenseExampleNoRedemptionYear03	477
5 years		rr_ExpenseExampleNoRedemptionYear05	851
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,901
QS Batterymarch Emerging Markets Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	[6]	rr_OtherExpensesOverAssets	0.93%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.28%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.78%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	1.50%
1 year		rr_ExpenseExampleYear01	$ 153
3 years		rr_ExpenseExampleYear03	638
5 years		rr_ExpenseExampleYear05	1,149
10 years		rr_ExpenseExampleYear10	2,555
1 year		rr_ExpenseExampleNoRedemptionYear01	153
3 years		rr_ExpenseExampleNoRedemptionYear03	638
5 years		rr_ExpenseExampleNoRedemptionYear05	1,149
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,555
QS Batterymarch Emerging Markets Fund | Class R1
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[7]	rr_OtherExpensesOverAssets	0.57%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.42%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	2.00%
1 year		rr_ExpenseExampleYear01	$ 203
3 years		rr_ExpenseExampleYear03	714
5 years		rr_ExpenseExampleYear05	1,253
10 years		rr_ExpenseExampleYear10	2,726
1 year		rr_ExpenseExampleNoRedemptionYear01	203
3 years		rr_ExpenseExampleNoRedemptionYear03	714
5 years		rr_ExpenseExampleNoRedemptionYear05	1,253
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,726
QS Batterymarch Emerging Markets Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.66%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.51%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.95%
1 year		rr_ExpenseExampleYear01	$ 97
3 years		rr_ExpenseExampleYear03	422
5 years		rr_ExpenseExampleYear05	770
10 years		rr_ExpenseExampleYear10	1,752
1 year		rr_ExpenseExampleNoRedemptionYear01	97
3 years		rr_ExpenseExampleNoRedemptionYear03	422
5 years		rr_ExpenseExampleNoRedemptionYear05	770
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,752
QS Batterymarch Emerging Markets Fund | Class IS
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	[3]	rr_MaximumAccountFee	none
Management fees	[4]	rr_ManagementFeesOverAssets	0.85%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.62%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.47%
Fees waived and/or expenses reimbursed	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.85%
1 year		rr_ExpenseExampleYear01	$ 87
3 years		rr_ExpenseExampleYear03	404
5 years		rr_ExpenseExampleYear05	744
10 years		rr_ExpenseExampleYear10	1,705
1 year		rr_ExpenseExampleNoRedemptionYear01	87
3 years		rr_ExpenseExampleNoRedemptionYear03	404
5 years		rr_ExpenseExampleNoRedemptionYear05	744
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,705

[1]	Maximum deferred sales charge (load) may be reduced over time.
[2]	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
[3]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[4]	"Management fees" have been restated to reflect the current management fees.
[5]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses) so that total annual operating expenses are not expected to exceed 1.25%, 2.00%, 1.25%, 1.50%, 2.00%, 0.95% and 0.85% for Class A, C, FI, R, R1, I and IS shares, respectively, subject to recapture as described below. Acquired fund fees and expenses are subject to the expense limitation arrangements. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Acquired fund fees and expenses are subject to the arrangement. For the fiscal period ended September 30, 2014, amounts recaptured totaled 0.21% and 0.06% for Class FI and Class R shares, respectively, and these amounts are excluded from other expenses.
[6]	"Other expenses" for Class FI and Class R shares have been restated to exclude fees recaptured pursuant to the fund's expense limitation arrangements.
[7]	"Other expenses" for Class R1 shares are based on estimated amounts for the current fiscal year. Actual expenses may differ from estimates.